UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 02753

Guggenheim Variable Funds Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee
Guggenheim Variable Funds Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e‑1 under the Investment Company Act of 1940 (17 CFR 270.30e‑1). The Commission may use the information provided on Form N‑CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N‑CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N‑CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549‑0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Explanatory Note:

The Registrant is filing this amendment to its Form N-CSR (the “Amendment”) for the period ended June 30, 2016, originally filed with the U.S. Securities and Exchange Commission on September 07, 2016 (Accession Number 0001398344-16-018168) (“Original Filing”), to amend Item 1, “Reports to Stockholders.” The purpose of the Amendment is to correct the holdings presented for Series Y (StylePlus – Large Growth Series), in the semi-annual report for the Guggenheim Variable Funds Trust. Other than the aforementioned revision, the Amendment does not reflect events occurring after the Original Filing, or modify or update the disclosures therein in any way.

Item 1 (as supplemented further herein) to the Amendment is incorporated by reference to the semi-annual report for the Guggenheim Variable Funds Trust contained in Item 1 of the Original Filing. Item 2 through Item 12(a)(1) to the Amendment are incorporated by reference to the Original Filing.

Item 1.	Reports to Stockholders.

September 30, 2016

Supplement to the Series Y (StylePlus–Large Growth Series) (the “Fund”)
(a series of Guggenheim Variable Funds Trust)
Semi-Annual Report Dated June 30, 2016

This Supplement revises information contained in the Semi-Annual Report listed above and should be read in conjunction with the Semi-Annual Report.

1.	The following replaces in its entirety the Fund’s holdings diversification chart presented in the section titled “Fund Profile (Unaudited)” on page 101 of the Semi-Annual Report.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 101

2.	The following replaces in its entirety the Fund’s schedule of investments presented in the section titled “Schedule of Investments (Unaudited)” beginning on page 102 of the Semi-Annual Report.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

	Shares	Value

COMMON STOCKS† - 15.7%

Consumer, Non-cyclical - 5.7%
PepsiCo, Inc.	1,436	$152,130
UnitedHealth Group, Inc.	958	135,270
Amgen, Inc.	804	122,328
Gilead Sciences, Inc.	1,456	121,460
AbbVie, Inc.	1,875	116,082
Johnson & Johnson	733	88,913
Express Scripts Holding Co.*	1,089	82,546
Kroger Co.	2,224	81,821
Becton Dickinson and Co.	478	81,064
Kimberly-Clark Corp.	541	74,377
McKesson Corp.	390	72,794
Cardinal Health, Inc.	929	72,471
Merck & Company, Inc.	1,245	71,724
Thermo Fisher Scientific, Inc.	469	69,299
Danaher Corp.	673	67,973
Allergan plc*	276	63,781
General Mills, Inc.	890	63,475
Alexion Pharmaceuticals, Inc.*	516	60,248
HCA Holdings, Inc.*	775	59,683
Zimmer Biomet Holdings, Inc.	494	59,468
Sysco Corp.	1,100	55,814
Biogen, Inc.*	220	53,200
Boston Scientific Corp.*	2,255	52,699
Intuitive Surgical, Inc.*	77	50,929
Altria Group, Inc.	634	43,721
Tyson Foods, Inc. — Class A	642	42,879
Coca-Cola Co.	896	40,616
Celgene Corp.*	274	27,025
Cigna Corp.	170	21,758
Kraft Heinz Co.	215	19,023
Bristol-Myers Squibb Co.	246	18,093
Total Consumer, Non-cyclical		2,142,664

Communications - 2.7%
Alphabet, Inc. — Class C*	247	170,949
Comcast Corp. — Class A	2,209	144,005
Verizon Communications, Inc.	2,131	118,995
Amazon.com, Inc.*	156	111,636
Walt Disney Co.	901	88,135
AT&T, Inc.	2,030	87,716
Facebook, Inc. — Class A*	735	83,996
Time Warner, Inc.	1,025	75,378
eBay, Inc.*	2,716	63,582
Twenty-First Century Fox, Inc. — Class B	2,226	60,659
Charter Communications, Inc. — Class A*	81	18,520
Total Communications		1,023,571

Technology - 2.7%
Apple, Inc.	3,894	372,266
Microsoft Corp.	3,682	188,408
Oracle Corp.	2,560	104,781
International Business Machines Corp.	672	101,996
Intel Corp.	2,078	68,159
QUALCOMM, Inc.	1,219	65,302
VMware, Inc. — Class A*	733	41,942
Texas Instruments, Inc.	616	38,592
Broadcom Ltd.	130	20,202
Total Technology		1,001,648

Industrial - 2.3%
Boeing Co.	853	110,780
United Parcel Service, Inc. — Class B	976	105,135
Union Pacific Corp.	1,196	104,351
Lockheed Martin Corp.	366	90,830
Emerson Electric Co.	1,424	74,276
Caterpillar, Inc.	887	67,243
Waste Management, Inc.	1,001	66,336
FedEx Corp.	416	63,140
CSX Corp.	2,400	62,592
Honeywell International, Inc.	472	54,903
Northrop Grumman Corp.	142	31,564
General Dynamics Corp.	207	28,823
3M Co.	112	19,613
Total Industrial		879,586

Consumer, Cyclical - 1.4%
CVS Health Corp.	1,211	115,942
Lowe’s Companies, Inc.	1,033	81,782
Walgreens Boots Alliance, Inc.	844	70,280
Southwest Airlines Co.	1,358	53,247
Delta Air Lines, Inc.	1,393	50,747
Home Depot, Inc.	394	50,310
Target Corp.	636	44,406
American Airlines Group, Inc.	1,122	31,764
DR Horton, Inc.	586	18,447
McDonald’s Corp.	136	16,366
Total Consumer, Cyclical		533,291

Financial - 0.5%
Charles Schwab Corp.	2,407	60,921
Bank of New York Mellon Corp.	1,488	57,809
American Express Co.	540	32,810
Visa, Inc. — Class A	359	26,627
Total Financial		178,167

Basic Materials - 0.3%
LyondellBasell Industries N.V. — Class A	943	70,178
PPG Industries, Inc.	166	17,289
Monsanto Co.	159	16,442
Total Basic Materials		103,909

Energy - 0.1%
Schlumberger Ltd.	220	17,397
EOG Resources, Inc.	183	15,266

102 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

	Shares	Value

Williams Companies, Inc.*	673	$14,557
Total Energy		47,220

Total Common Stocks
(Cost $5,734,179)		5,910,056

MUTUAL FUNDS† - 76.7%
Guggenheim Strategy Fund II1	376,131	9,331,818
Guggenheim Strategy Fund III[1]	367,680	9,114,779
Guggenheim Variable Insurance Strategy Fund III[1]	334,038	8,280,801
Guggenheim Strategy Fund I1	87,992	2,191,892
Total Mutual Funds
(Cost $29,022,605)		28,919,290

SHORT TERM INVESTMENTS† - 4.9%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.16%[2]		1,835,588
Total Short Term Investments
(Cost $1,835,588)		1,835,588

Total Investments - 97.3%
(Cost $36,592,372)		$36,664,934
Other Assets & Liabilities, net - 2.7%		1,025,181
Total Net Assets - 100.0%		$37,690,115

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
September 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $835,200)	8	$3,055
September 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $352,460)	4	(510)
(Total Aggregate Value of Contracts $1,187,660)		$2,545

	Units
OTC EQuity Index Swap Agreements††
Bank of America October 2016 Russell 1000 Growth Index Swap 0.55%3, Terminating 10/05/16 (Notional Value $30,399,997)	30,243	—

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 8.
[2]	Rate indicated is the 7 day yield as of June 30, 2016.
[3]	Total Return based on Russell 1000 Growth Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Common Stocks	$5,910,056	$—	$—	$—	$5,910,056
Equity Futures Contracts	—	3,055	—	—	3,055
Equity Index Swap Agreements	—	—	—	—	—
Mutual Funds	28,919,290	—	—	—	28,919,290
Short Term Investments	1,835,588	—	—	—	1,835,588
Total	$36,664,934	$3,055	$—	$—	$36,667,989

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Equity Futures Contracts	$—	$510	$—	$—	$510

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 103

3.	The following replaces in its entirety the sub-section titled "swaps" presented in the section titled “Notes to Financial Statements (Unaudited)” on page 123 of the Semi-Annual Report.

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

The following table represents the Funds’ use and volume of total return swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Series A (StylePlus—Large Core Series)	Index Exposure	$176,542,440	$—
Series J (StylePlus—Mid Growth Series)	Index Exposure	118,384,324	—
Series M (Macro Opportunities Series)	Index Exposure, Speculation	1,593,740	651,254
Series X (StylePlus—Small Growth Series)	Index Exposure	26,883,420	—
Series Y (StylePlus—Large Growth Series)	Index Exposure	30,609,649	—
Series Z (Alpha Opportunity Series)	Hedge, Leverage	8,262,714	8,452,630

Please retain this supplement for future reference.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a‑2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guggenheim Variable Funds Trust

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	September 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	September 30, 2016

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	September 30, 2016

* Print the name and title of each signing officer under his or her signature.